Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Resource Capital Corp.

RCC Real Estate, Inc. (collectively, the “Company”)

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	Resource Capital Corp. 2015-CRE4 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Notes by Resource Capital Corp. 2015-CRE4, Ltd. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on July 24, 2015 containing information with respect to 19 mortgage loans (“Mortgage Loans”) and the related 20 mortgaged properties (“Mortgaged Properties”).
•	The phrase “Cut-off Date” means the payment date in August 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Resource Capital Corp. 2015-CRE4, Ltd. July 24, 2015 Page 2

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	For each of the Mortgage Loans and related Mortgaged Properties in the Data File, we compared the Compare Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

Resource Capital Corp. 2015-CRE4, Ltd. July 24, 2015 Page 3

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Resource Capital Corp., RCC Real Estate, Inc. and Wells Fargo Securities, LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

July 24, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report or USPS.com
Property County	Appraisal Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Company Underwriting Schedule/Certified Rent Roll
Unit of Measure	Company Underwriting Schedule/Certified Rent Roll
Occupancy %	Company Underwriting Schedule/Certified Rent Roll
Occupancy Source Date	Company Underwriting Schedule/Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement
Principals (Individuals)	Recourse Guaranty
Related Borrower (Y/N)	Recourse Guaranty
Note Date	Promissory Note/Loan Agreement
First Payment Date	Promissory Note/Loan Agreement
Commitment Original Balance ($)	Loan Agreement
Initial Funded Amount ($)	Promissory Note/Loan Agreement
Future Funding Trigger / Requirements	Promissory Note/Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Servicer Report/Promissory Note/Loan Agreement

A-1

Attribute	Source Document
Initial Maturity Date	Promissory Note/Loan Agreement
Extension Options	Promissory Note/Loan Agreement
Extension Options Description	Promissory Note/Loan Agreement
First Extension Fee %	Promissory Note/Loan Agreement
First Extension Period (Months)	Promissory Note/Loan Agreement
Second Extension Fee %	Promissory Note/Loan Agreement
Second Extension Period (Months)	Promissory Note/Loan Agreement
Third Extension Fee %	Promissory Note/Loan Agreement
Third Extension Period (Months)	Promissory Note/Loan Agreement
Exit Fee %	Promissory Note/Loan Agreement
Fully Extended Maturity Date	Promissory Note/Loan Agreement
Rate Type	Promissory Note/Loan Agreement
Index for Floating Rate	Promissory Note/Loan Agreement
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement
Rounding Factor (4)	Promissory Note/Loan Agreement
Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement
Rounding Direction	Promissory Note/Loan Agreement
Lookback Period	Promissory Note/Loan Agreement
LIBOR Cap Provider	LIBOR Cap Agreement
LIBOR Cap Provider Rating	Bloomberg Rating
LIBOR Floor %	LIBOR Cap Agreement
LIBOR Cap Strike Price %	LIBOR Cap Agreement
B Note / Mezz Loan %	Promissory Note/Loan Agreement
Interest Accrual Basis	Promissory Note/Loan Agreement
Interest Rate Change	Promissory Note/Loan Agreement
Interest Rate Change Amount	Promissory Note/Loan Agreement
Interest Rate Change Trigger	Promissory Note/Loan Agreement
Grace Period Default (Days)	Promissory Note/Loan Agreement

A-2

Attribute	Source Document
Grace Period Late (Days)	Promissory Note/Loan Agreement
Grace Period Balloon (Days)	Promissory Note/Loan Agreement
Original Prepayment Provision	Promissory Note/Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement
Amortization Type During Initial Term	Promissory Note/Loan Agreement
Amortization Type During Extensions	Promissory Note/Loan Agreement
Amortization Type	Promissory Note/Loan Agreement
Amort Number of Months	Promissory Note/Loan Agreement
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement

A-3

Attribute	Source Document
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy/Promissory Note
Full Recourse (Y/N/Partial)	Guaranty
Recourse Provisions	Guaranty/Loan Agreement
Recourse Carveout Guarantor	Guaranty/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease

A-4

Attribute	Source Document
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement/Loan Agreement
Cash Management (Springing/In-place)	Cash Management Agreement
Lockbox Trigger Event	Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report provide by Company
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Tax Escrow Description	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Insurance Escrow Description	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Springing Replacement Reserve Description	Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Springing TI/LC Reserve Description	Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement

A-5

Attribute	Source Document
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll/Certified Rent Roll
Property Manager	Management Agreement
TIC (Y/N)	Promissory Note/Loan Agreement/TIC Agreement
Max Number of TICs	Promissory Note/Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement
Independent Director (Y/N)	Promissory Note/Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement
IDOT (Y/N)	Promissory Note/Loan Agreement
Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll/Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll

A-6

Attribute	Source Document
4th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll/Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll/Certified Rent Roll
Senior Debt Amount	Promissory Note/Loan Agreement
Senior Debt Holder	Promissory Note/Loan Agreement
Rate	Promissory Note/Loan Agreement
Floor	Promissory Note/Loan Agreement
Maturity	Promissory Note/Loan Agreement
Amort	Promissory Note/Loan Agreement
Administrative Fee Rate	Provided by Company
Net Mortgage Rate	Provided by Company
In-place Senior Debt Service	Promissory Note/Loan Agreement
As Stabilized Senior Debt Service	Promissory Note/Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Promissory Note/Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (P&I)	Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance.
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Loans.
Mortgage Loan Balloon Payment ($)	For all loans which are Interest Only Loans, the amount equal to the Commitment Original Balance ($).
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance ($) divided by No of Units.
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units.
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units.
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date and the First Payment Date.
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning.
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee %.
First Extension Floor	Equals the Mortgage Rate Floor.
First Extension Cap	Equals the Mortgage Rate Cap.

B-1

Attribute	Calculation Methodology
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee %.
Second Extension Floor	Equals the Mortgage Rate Floor. (If applicable)
Second Extension Cap	Equals the Mortgage Rate Cap. (If applicable)
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee %. (If applicable)
Third Extension Floor	Equals the Mortgage Rate Floor.
Third Extension Cap	Equals the Mortgage Rate Cap.
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %.
Fully Extended Loan Term (Original)	Number of payments between and including the Fully Extended Maturity Date and the First Payment Date.
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning.
Mortgage Rate Floor	Fully Funded Mortgage Loan Margin % plus LIBOR Floor %.
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and Fully Funded Mortgage Loan Margin %.
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and assumed LIBOR of 0.1850% rounded by the respective rounding factor subject to (i) the Mortgage Rate Floor and (ii) Mortgage Rate Cap.
IO Number of Months	For all loans which are Interest Only, Number of payments between and including the Initial Maturity Date and the First Payment Date.
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value.
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance divided by Stabilized Appraised Value.
Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value.

B-2

Attribute	Calculation Methodology
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Annual Debt Service Payment (P&I) as of Cut-off Date.
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Annual Debt Service Payment (P&I) as of Cut-off Date.
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance ($).
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Annual Debt Service Payment (P&I) as of Cut-off Date.
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Annual Debt Service Payment (P&I) as of Cut-off Date.
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance ($).
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Commitment Original Balance ($).
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the Commitment Original Balance ($).

B-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the Commitment Original Balance ($).
Cut-off Date Total Debt Balance	Equal the Mortgage Loan Cut-off Date Balance ($) plus Cut-off Date Subordinate Debt/Mezz Loan Balance ($).
Cut-off Date Total Debt As-Is LTV	Cut-off Date Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Fully Funded Mortgage Loan Rate % multiplied by Cut-off Date Total Debt Balance multiplied by Interest Accrual Basis.
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($).

B-4

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	Mortgage Loans with Loan Number 6 in the Data File was not closed as of the date of this report. Therefore, we were not provided the final Loan Agreement, Promissory Note, Reserve Agreement, Cash Management Agreement, Title Policy, Interest Rate Cap Agreement, Management Agreement, and Recourse Guaranty for the unclosed Mortgage Loan. We were instructed by the Company to assume as correct the attributes listed in Attachment A referencing the aforementioned Source Documents.

Loan Number(s)	Attribute(s)	Company Instruction
1, 2, 3, 5, 7, 8, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18, 19	Principals (Individuals)	Provided by the Company
1, 11	Stabilized Appraised Value	Provided by the Company
7	FIRREA Appraisal (Y/N)	Provided by the Company
13 and 14	Mortgage Loan Cut-off Date Balance / Unit ($), Mortgage Loan Balloon Payment / Unit ($), Mortgage Loan Cut-off Date (As-Is) LTV Ratio, Committed Mortgage Loan (Stabilized) LTV Ratio, Maturity Date Stabilized LTV Ratio, Mortgage Loan Most Recent NOI DSCR, Mortgage Loan Most Recent NCF DSCR, Cut-off Date Mortgage Loan Most Recent NOI Debt Yield, Cut-off Date Mortgage Loan Most Recent NCF Debt Yield, Mortgage Loan Underwritten NOI DSCR, Mortgage Loan Underwritten NCF DSCR, Cut-off Date Mortgage Loan Underwritten NOI Debt Yield, Cut-off Date Mortgage Loan Underwritten NCF Debt Yield, Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield, Fully Funded Mortgage Loan Appraised Stabilized NOI DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield, Cut-off Date Total Debt As-Is LTV, Cut-off Date Total Debt UW NCF DSCR	The Mortgage Loans are cross collateralized and the attributes were recomputed on an aggregate basis with the associated cross-collateralized loan.

C-1

Loan Number(s)	Attribute(s)	Company Instruction
18	Commitment Original Balance ($), Initial Funded Amount ($), Annual Debt Service Payment (IO), Annual Debt Service Payment (P&I), Annual Debt Service Payment (Cap), Mortgage Loan Cut-off Date Balance / Unit ($), Mortgage Loan Balloon Payment / Unit ($), First Extension Fee ($), Second Extension Fee ($), Third Extension Fee ($), Exit Fee ($), Mortgage Loan Cut-off Date (As-Is) LTV Ratio, Committed Mortgage Loan (Stabilized) LTV Ratio, Maturity Date Stabilized LTV Ratio, Cut-off Date Mortgage Loan Most Recent NOI Debt Yield, Cut-off Date Mortgage Loan Most Recent NCF Debt Yield, Cut-off Date Mortgage Loan Underwritten NOI Debt Yield, Cut-off Date Mortgage Loan Underwritten NCF Debt Yield, Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR, Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield, Fully Funded Mortgage Loan Appraised Stabilized NOI DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR, Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield, Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield, Cut-off Date Total Debt As-Is LTV, Cut-off Date Total Debt Ann Debt Service ($)	Commitment Original Balance ($) and Mortgage Loan Cut-off Date Balance represent the loan balance less a pari passu holdback, which is not represented in the Data File. The Recomputed Attributes shown herein are based on whole loan amount of $13,000,000, inclusive of holdback and not included in the Data File.
18	Tax Escrow (Cut-off Date), Insurance Escrow (Cut-off Date	Provided by the Company

C-2